STATEMENT OF INCOME BY NATURE	12 Months Ended
Dec. 31, 2021
STATEMENT OF INCOME BY NATURE

28.	STATEMENT OF INCOME BY NATURE

The Company discloses its statement of income by function and thus presents below the details by nature:

	12.31.21	12.31.20	12.31.19
Costs of sales
Raw materials and supplies (1)	28,806,780	21,619,848	17,665,346
Salaries and employees benefits	4,280,574	4,181,001	3,739,649
Depreciation	2,080,306	1,873,422	1,787,506
Amortization	150,514	123,270	126,953
Other	2,859,435	2,336,228	2,171,458
	38,177,609	30,133,769	25,490,912

Sales expenses
Indirect and direct logistics expenses	3,171,689	2,531,506	2,133,894
Marketing	718,151	632,870	558,043
Salaries and employees benefits	1,480,314	1,528,659	1,448,756
Depreciation	345,624	217,732	196,143
Amortization	94,332	91,683	87,423
Other	721,303	670,580	566,886
	6,531,413	5,673,030	4,991,145

Administrative expenses
Salaries and employees benefits	395,892	402,335	367,774
Fees	68,378	67,192	50,349
Depreciation	35,193	47,682	26,064
Amortization	40,385	40,589	26,485
Other	283,112	275,060	214,417
	822,960	832,858	685,089
(1)	Includes recoveries of ICMS, PIS and COFINS taxes on inputs, INSS credits and export credits in the amount of R$62,910 for the year ended December 31, 2021 (null in the previous year).

The Company incurred in expenses with internal research and development of new products of R$42,010 for the year ended December 31, 2021 (R$65,168 for the year ended December 31, 2020).